Stock Option Plan - Summary of Stock Option (Parenthetical) (Detail) - CAD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of detailed information about share based payment arrangements [abstract]
Weighted-average stock price on exercised stock options	$ 61.04	$ 39.78